STAFF COSTS - Key management Personnel Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-Executive Board and Committee Remuneration, Short term
Short-term remuneration	$ 821	$ 856	$ 790
Christopher H. Boehringer
Non-Executive Board and Committee Remuneration, Short term
Short-term remuneration	235	256	252
David Weinstein
Non-Executive Board and Committee Remuneration, Short term
Short-term remuneration	234	200	198
Goran Trapp
Non-Executive Board and Committee Remuneration, Short term
Short-term remuneration	176	172	170
Annette Justad
Non-Executive Board and Committee Remuneration, Short term
Short-term remuneration	$ 176	139
Torben Janholt
Non-Executive Board and Committee Remuneration, Short term
Short-term remuneration		$ 89	$ 170